Summary of Significant Accounting Policies - Summary of Exchange of Currency Rates (Details)	Dec. 31, 2020	Dec. 31, 2019
Year-End RMB [Member]
Foreign currency exchange rate, translation	6.5286	6.9631
Annual-Average RMB [Member]
Foreign currency exchange rate, translation	6.8984	6.9044